Document and Entity Information	Apr. 28, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002094433
Document Type	8-K/A
Document Period End Date	Apr. 28, 2026
Entity Registrant Name	Suncrete, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43227
Entity Tax Identification Number	39-4989597
Entity Address, Address Line One	521 E. 2nd Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	(918)
Local Phone Number	355-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	RMIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On April 29, 2026, Suncrete, Inc. (the “Company”) filed with the U.S. Securities and Exchange Commission (“SEC”) a Current Report on Form 8-K (as amended by Amendment No. 1 on Form 8-K/A, the “Original Form 8-K”) in connection with the completion of the Company’s acquisition of Hope Concrete, LLC, a Texas limited liability company (“Hope Concrete”), and its subsidiaries, Lafayette Concrete Division LLC, a Louisiana limited liability company, and Baton Rouge Concrete Division LLC, a Louisiana limited liability company, pursuant to that certain Membership Interest Purchase Agreement, dated as of April 28, 2026, by and between Concrete Partners, LLC, Suncrete Intermediate, Inc., Hope Concrete Intermediate Holdings, LLC, and certain owners of Hope Concrete signatory thereto (the “Acquisition”). This Current Report on Form 8-K/A (this “Amendment No. 2”) amends the Original Form 8-K to provide the historical financial statements and pro forma financial information as further described in Item 9.01 below. The presentation of the Target Financial Statements (defined below), including the level of detail provided therein, is not necessarily indicative of how the Company intends to present its financial results in the future. The pro forma financial information included in this Amendment No. 2 has been presented for informational purposes only, as required by Form 8-K. Such pro forma financial information does not purport to represent the actual results of operations that the Company would have achieved had it completed the Acquisition prior to the periods presented in the pro forma financial information, and it is not intended as a projection of the future results of operations that the Company may achieve after the Acquisition. No other amendments are being made to the Original Form 8-K by this Amendment No. 2 . This Amendment No. 2 should be read in conjunction with the Original Form 8-K, which provides a more complete description of the Acquisition.